OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CLP ($) item
Disclosure of detailed information about borrowings
Average net financial debt Last 4 quarters	$ 813,847,764
Net financial debt	768,724,538
Unencumbered assets	3,278,120,804
Total unsecured liabilities	2,109,945,091
EBITDA Last Twelve Months	584,493,573
Net financial expenses Last Twelve Months	$ (50,740,598)
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.55
CMF Registration N254 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.39
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.55
Net financial debt ratio	1.39
Net Financial Coverage	11.52
Number of consecutive quarters | item	2
CMF Registration N641 08.23.2010 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
Net Financial Coverage	3
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Indebtedness level	1.39
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.55
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E | Maximum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Indebtedness level	1.39
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.55
CMF Registration N912 10.10.2018 Series F | Maximum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3